GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
GOODWILL
Reporting unit | segment	3
Costs:
Beginning balance	$ 19,177	$ 19,203	$ 18,959
Addition			228
Foreign currency adjustment	10	(26)	16
Ending balance	19,187	19,177	19,203
Goodwill impairment	(19,187)
Goodwill, net		19,177	19,203
Impairment of goodwill	$ 19,156	$ 0	$ 0